Document and Entity Information	Aug. 01, 2018
Prospectus:
Document Type	497
Document Period End Date	Aug. 01, 2018
Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Aug. 01, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018